                    Shares

                    Value

                    INVESTMENT COMPANIES — 99.8%

                    51,265

                    Invesco QQQ Trust Series 1 ..............................................

                    $

                    16,083,881

                    125,156

                    iShares Asia 50 ETF ...................................................

                    10,909,848

                    83,361

                    iShares Russell 2000 Value ETF ...........................................

                    10,982,812

                    329,879

                    VanEck Vectors Fallen Angel High Yield Bond ETF .............................

                    10,589,116

                    170,910

                    VanEck Vectors Semiconductor ETF ........................................

                    37,330,162

                    282,524

                    WisdomTree US SmallCap Fund ...........................................

                    10,995,834

                    209,614

                    Xtrackers USD High Yield Corporate Bond ETF ................................

                    10,499,566

                    TOTAL INVESTMENT COMPANIES (Cost $102,993,862) ........................

                    107,391,219

                    MONEY MARKET FUNDS — 0.7%

                    744,941

                    First American Government Obligations Fund — Class X, 0.04% (a) ...................

                    744,941

                    TOTAL MONEY MARKET FUNDS (Cost $744,941) ............................

                    744,941

                    TOTAL INVESTMENTS (Cost $103,738,803) — 100.5% .........................

                    108,136,160

                    Other Liabilities in Excess of Assets — (0.5%) .................................

                    (579,828

                    )

                    TOTAL NET ASSETS — 100.0% .........................................

                    $

                    107,556,332

    Percentages are stated as a percent of net assets.
    (a) Rate shown is the 7-day effective yield.

                    Shares

                    Value

                    INVESTMENT COMPANIES — 100.1%

                    37,115

                    Invesco Dynamic Semiconductors ETF ......................................

                    $

                    3,894,477

                    4,062

                    Invesco QQQ Trust Series 1 ..............................................

                    1,274,412

                    14,864

                    iShares Asia 50 ETF ...................................................

                    1,295,695

                    22,175

                    Proshares Trust-Proshares Russell 2000 Dividend Growers ETF ......................

                    1,273,288

                    34,376

                    SPDR Bloomberg Barclays High Yield Bond ETF ...............................

                    3,744,921

                    138,845

                    SPDR Bloomberg Barclays Short Term High Yield Bond ETF .......................

                    3,741,873

                    156,729

                    VanEck Vectors Fallen Angel High Yield Bond ETF .............................

                    5,031,001

                    99,524

                    Xtrackers USD High Yield Corporate Bond ETF ................................

                    4,985,157

                    TOTAL INVESTMENT COMPANIES (Cost $24,284,141) .........................

                    25,240,824

                    MONEY MARKET FUNDS — 0.7%

                    186,474

                    First American Government Obligations Fund — Class X, 0.04% (a) ...................

                    186,474

                    TOTAL MONEY MARKET FUNDS (Cost $186,474) ............................

                    186,474

                    TOTAL INVESTMENTS (Cost $24,470,615) — 100.8% ..........................

                    25,427,298

                    Other Liabilities in Excess of Assets — (0.8%) .................................

                    (200,820

                    )

                    TOTAL NET ASSETS — 100.0% .........................................

                    $

                    25,226,478

    Percentages are stated as a percent of net assets.
    (a) Rate shown is the 7-day effective yield.

                    Shares

                    Value

                    INVESTMENT COMPANIES — 98.0%

                    20,370

                    ALPS Clean Energy ETF ................................................

                    $

                    1,632,656

                    13,734

                    ARK Next Generation Internet ETF .........................................

                    2,010,108

                    120,414

                    iShares Global Clean Energy ETF ..........................................

                    3,400,491

                    20,370

                    iShares S&P Mid-Cap 400 Growth ETF ......................................

                    1,471,121

                    11,634

                    SPDR S&P Semiconductor ETF ...........................................

                    1,986,855

                    TOTAL INVESTMENT COMPANIES ($10,498,798) ............................

                    10,501,231

                    MONEY MARKET FUNDS — 0.0% (a)

                    5,117

                    First American Government Obligations Fund — Class X, 0.04% (b) ...................

                    5,117

                    TOTAL MONEY MARKET FUNDS (Cost $5,117) ..............................

                    5,117

                    TOTAL INVESTMENTS (Cost $10,503,915) — 98.0% ...........................

                    10,506,348

                    Other Assets in Excess of Liabilities — 2.0% ..................................

                    211,481

                    TOTAL NET ASSETS — 100.0% .........................................

                    $

                    10,717,829

    Percentages are stated as a percent of net assets.
    (a) Rounds to zero.
    (b) Rate shown is the 7-day effective yield.

    NOTE 1 – ORGANIZATION
    Each of Merlyn.AI Bull-Rider Bear-Fighter ETF, Merlyn.AI Tactical Growth and Income ETF, and Merlyn.AI SectorSurfer Momentum ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds are considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

                    Fund

                    Index

                    Meryln.AI Bull-Rider Bear-Fighter ETF

                    Merlyn.AI Bull Rider Bear-Fighter Index

                    Merlyn.AI Tactical Growth and Income ETF
                    Merlyn.AI SectorSurfer Momentum ETF

                    Meryln.AI Tactical Growth and Income Index
                    Meryln.AI SectorSurfer Momentum Index

    NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
    Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, the Funds did not hold “fair valued” securities.
    As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
    Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
    Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
    Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
    The following is a summary of the fair value classification of each Fund’s investments as of December 31, 2020:

                    Description

                    Level 1

                    Level 2

                    Level 3

                    Total

                    Merlyn.AI Bull-Rider Bear-Fighter ETF

                    Assets* ................................

                    Investment Companies .......................

                    $

                    107,391,219

                    $

                    —

                    $

                    —

                    $

                    107,391,219

                    Money Market Funds .......................

                    744,941

                    —

                    —

                    744,941

                    Total Investments in Securities .................

                    $

                    108,136,160

                    $

                    —

                    $

                    —

                    $

                    108,136,160

                    Merlyn.AI Tactical Growth and Income ETF

                    Assets* ................................

                    Investment Companies .......................

                    $

                    25,240,824

                    $

                    —

                    $

                    —

                    $

                    25,240,824

                    Money Market Funds .......................

                    186,474

                    —

                    —

                    186,474

                    Total Investments in Securities .................

                    $

                    25,427,298

                    $

                    —

                    $

                    —

                    $

                    25,427,298

                    Merlyn.AI SectorSurfer Momentum ETF

                    Assets* ................................

                    Investment Companies .......................

                    $

                    10,501,231

                    $

                    —

                    $

                    —

                    $

                    10,501,231

                    Money Market Funds .......................

                    5,117

                    —

                    —

                    5,117

                    Total Investments in Securities .................

                    $

                    10,506,348

                    $

                    —

                    $

                    —

                    $

                    10,506,348

    * For further detail on each asset class, see the Schedule of Investments
    During the fiscal period ended December 31, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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